STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
Assumptions

The stock price is based on the Company’s trading price at the date of grant and with a marketability discount of 25%. The assumptions are as follows:

Fair value of common shares	$0.25 – $7.24
Risk free interest rate	.50% – .59%
Expected award life (years)	2.5
Expected volatility	38% – 40%

Option Activity

A summary of option activity under the Plan as of December 31, 2013, and changes during the year then ended is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted — Average Remaining Contractural Term	Aggregate Intrinsic Value
Outstanding, December 31, 2012	—	—	—
Granted	9,700,000	$0.43
Forfeited	(2,000,000)	$(0.25)	—
Exercised	—	—	—

Outstanding as of December 31, 2013	7,700,000	$0.48	5.5	$59,367,000

Exercisable as of December 31, 2013	5,100,000	$0.60	5.5	$39,320,000